SHARE-BASED COMPENSATION (Details) - Schedule of Granted Stock Options to Acquire Common Stock	3 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Schedule of Granted Stock Options to Acquire Common Stock [Abstract]
Stock Options, Balance, January 1	5,257,089	2,923,770
Weighted Average Exercise Price, Balance, January 1	$ 1.73	$ 1.76
Stock Options, Granted		1,801,262
Weighted Average Exercise Price, Granted		$ 2.21
Stock Options, Forfeited	(426,461)	(10,663)
Weighted Average Exercise Price, Forfeited	$ 2.38	$ 2.76
Stock Options, Expired		(9,810)
Weighted Average Exercise Price, Expired		$ 3.61
Stock Options, Exercised		(19,568)
Weighted Average Exercise Price, Exercised		$ 0.73
Stock Options, Balance, March 31	4,830,628	4,685,021
Weighted Average Exercise Price, Balance, March 31	$ 1.73	$ 1.93